                               SEPARATE ACCOUNT B

                               December 31, 1995

                                 Annual Report





                    Provident National Assurance Company

                                A Subsidiary of

                          Provident Life and Accident

                               Insurance Company

                                   MANAGEMENT



                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

                              Henry E. Blaine
                              H. Grant Law, Jr.
                              David G. Fussell
                              Susan N. Roth, Secretary
                                to the Board of Managers



                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY


                              Eugene A. Jones, President
                              J. Harold Chandler, Executive Vice President
                              Thomas R. Watjen, Executive Vice President and
                                Chief Financial Officer
                              Robert O. Best, Senior Vice President and
                                Chief Information Officer
                              Thomas B. Heys, Jr.,  Senior Vice President
                              Alberto J. Morales, Senior Vice President,
                                Chief Administrative Officer and Asst. Secretary
                              Ralph A. Rogers, Vice President and Controller Glenn P. Felton, Vice President, Managing
                                Corporate Counsel and Assistant Secretary
                              Susan N. Roth, Corporate Secretary and Counsel George A. Shell, Jr., Treasurer





This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



      This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 1995. Comparative figures that relate to Separate Account B's activities during 1995 are provided below.

      The accumulation unit value for Separate Account B increased 27.7% in 1995, from $5.410722 at year end 1994 to $6.908158 on December 31, 1995.
During this same period, the S&P 500 Index rose by a yield adjusted 37.1%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 1995, was 1,767,394, down from 2,097,793 twelve months earlier. As a result of net income from investments, withdrawals, and net purchase payments received, total contract owners' equity on December 31, 1995, was $13,151,831 compared to $12,171,347 on December 31, 1994.

       In the domestic capital markets, 1995 was a truly outstanding year. Corporate America continued to reap the benefits of restructuring and posted strong earnings per share growth. While at the same time the stock market was having one of its best years on record, the bond market rallied strongly with yields on long term treasury bonds declining almost two hundred basis points in yield. The Federal Reserve contributed to the market's success during the year by successfully orchestrating a "soft landing" for the economy resulting in 3% GDP growth, 3% inflation, and approximately 5-1/2% unemployment.

      The outlook for 1996 is for the stock market to revert to a more normal return range than 1995's outstanding pace. Corporate profits are expected to grow around 8% during 1996 as opposed to 18% for 1995, and the expansion in economic growth is expected to be lackluster. The Federal Reserve should continue its gradual easing activities throughout the year in an effort to maintain moderate growth with contained inflation.

      Thank you for your continued support.



                                        /s/ David Fussell
                                        ------------------------------------
                                        David Fussell
                                        Chairman, Board of Managers
                                        Provident National Assurance Company
                                        Separate Account B

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
AUDITED FINANCIAL STATEMENTS

DECEMBER 31, 1995


Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Statements of Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Statements of Changes in Variable Annuity Contract Owners' Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Statements of Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
Supplementary Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

[LOGO ERNST & YOUNG LLP]                                      / / 300 Krystal Building                  / / Phone: 615 756 2461
[LETTERHEAD]                                                      One Union Square                          Fax:   615 267 0304
                                                                  Chattanooga, Tennessee 37402

                         REPORT OF INDEPENDENT AUDITORS





Board of Managers and Contract Owners
Provident National Assurance Company
  Separate Account B



We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1995 and 1994, including the schedule of investments as of December 31, 1995, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1995, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 and 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1995 and 1994, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1995, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


                                                     /S/ ERNST & YOUNG LLP



January 22, 1996

STATEMENTS OF ASSETS AND LIABILITIES


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                                                          December 31
                                                                                       1995          1994
                                                                                   --------------------------
 ASSETS

 Investments:

    Common stocks--at market value
      (cost:  1995-$10,391,006; 1994--$9,605,302)                                   $13,200,097   $11,240,318

    Short-term investments--at cost plus
      accrued interest (approximately market)                                                 0       699,378
                                                                                    -----------   -----------

                                                                                     13,200,097    11,939,696



 Cash                                                                                    29,854       133,627

 Receivable from sale of investments                                                          0       131,899

 Accrued dividends and interest                                                          18,566        36,631

 Amounts due from Provident National Assurance Company                                       19         1,803
                                                                                    -----------   -----------

                                                              TOTAL ASSETS           13,248,536    12,243,656
                                                                                    -----------    ----------




 LIABILITIES AND CONTRACT OWNERS' EQUITY

 Amounts payable for terminations and variable annuity benefits                          83,866        60,054

 Management fee and other amounts due Provident

   National Assurance Company                                                            12,839        12,255
                                                                                    -----------   -----------

                                                         TOTAL LIABILITIES               96,705        72,309
                                                                                    -----------   -----------


 Variable annuity contract owners' equity:

    Deferred annuity contracts terminable by owners--(accumulation units outstanding:  1995--1,767,394.226; 1994--2,097,792.998;
      unit value:  1995--$6.908158; 1994--$5.410722)                                 12,209,438    11,350,575

    Annuity contracts in pay-out period                                                 942,393       820,772
                                                                                    -----------   -----------


                                             TOTAL CONTRACT OWNERS' EQUITY          $13,151,831   $12,171,347
                                                                                    ===========   ===========


See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

                                                                                      Year Ended December 31
                                                                                1995            1994            1993
                                                                             ------------------------------------------
 Balance at beginning of period                                              $12,171,347    $13,594,156     $14,234,352
                                                                             -----------    -----------     -----------

 FROM INVESTMENT ACTIVITIES:

   Net investment income                                                         112,248        219,880         194,621

   Net realized gain on investments                                            1,801,868        487,864       2,392,680

   Increase (decrease) in net unrealized appreciation of investments           1,174,075     (1,264,220)       (969,141)
                                                                             -----------    -----------     -----------

   Increase (decrease) in contract owners' equity from
    investment activities                                                      3,088,191       (556,476)      1,618,160
                                                                             -----------    -----------     -----------


 FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

   Net contract purchase payments (Units purchased:
    1995-- 8,835.033;
    1994--13,985.385;
    1993--13,091.397)                                                             53,380         75,685          69,480

   Terminations and death benefits (Units terminated:
    1995--337,338.173;
    1994--153,401.946;
    1993--417,161.742)                                                        (2,054,839)      (841,067)     (2,226,590)

   Variable annuity benefits paid (Number of units:
    1995--17,171.953;
    1994--18,478.239;
    1993--19,256.924)                                                           (106,248)      (100,951)       (101,246)
                                                                             -----------    -----------     -----------
   Decrease in contract owners' equity from variable
    annuity contract transactions                                             (2,107,707)      (866,333)     (2,258,356)
                                                                             -----------    -----------     -----------

 NET INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY                              980,484     (1,422,809)       (640,196)
                                                                             -----------    -----------     -----------


 BALANCE AT END OF PERIOD                                                    $13,151,831    $12,171,347     $13,594,156
                                                                             ===========    ===========     ===========



See notes to financial statements.

STATEMENTS OF OPERATIONS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                                                    Year Ended December 31
                                                                              1995           1994           1993
                                                                           ------------------------------------------
 INVESTMENT INCOME

  Income:
   Dividends                                                               $   240,725     $   298,329    $   300,181
   Interest                                                                     24,937          76,107         64,335
                                                                           -----------     -----------    -----------

                                                                               265,662         374,436        364,516
                                                                           -----------     -----------    -----------

  Expenses--Note C:
   Investment advisory services                                                 63,922          64,398         70,790

   Mortality and expense assurances                                             89,492          90,158         99,105
                                                                           -----------     -----------    -----------
                                                                               153,414         154,556        169,895
                                                                           -----------     -----------    -----------

                                                  NET INVESTMENT INCOME        112,248         219,880        194,621
                                                                           -----------     -----------    -----------


 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS--NOTE A

  Net realized gain from investment transactions
   (excluding short-term securities):

    Proceeds from sales                                                     13,313,567       9,701,955      9,097,387
    Cost of investments sold                                                11,434,739       9,214,091      6,704,707

    Adjustment for impairment of value                                         (76,960)              0              0
                                                                           -----------     -----------    -----------

      Net realized gain                                                      1,801,868         487,864      2,392,680
                                                                           -----------     -----------    -----------

  Net unrealized appreciation of investments:

   At end of year                                                            2,809,091       1,635,016      2,899,236

   At beginning of year                                                      1,635,016       2,899,236      3,868,377
                                                                           -----------     -----------    -----------
   Increase (decrease) in net unrealized appreciation of investments         1,174,075      (1,264,220)      (969,141)
                                                                           -----------     -----------    -----------

                                NET REALIZED AND UNREALIZED GAIN (LOSS)
                                ON INVESTMENTS                               2,975,943        (776,356)     1,423,539
                                                                           -----------     -----------    -----------


                                                      NET INCOME (LOSS)    $ 3,088,191     $  (556,476)   $ 1,618,160
                                                                           ===========     ===========    ===========


 Ratio of expenses to total investment income                                    57.75%          41.28%         46.61%
                                                                           ===========     ===========    ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1995




                                                                           Number of      Market
                                                                            Shares        Value
                                                                           ---------      ------
 COMMON STOCKS


  BASIC PRODUCTS (4.2%)

   Aluminum Company of America                                                1,600      $  84,600
   Boise Cascade Corporation                                                  3,500        120,750
   Champion International Corporation                                         3,000        126,000
   Reynolds Metals Company                                                    1,000         56,875
   USG Corporation                                                            5,500        165,000
                                                                                         ---------
                                                                                           553,225


  CAPITAL GOODS (5.2%)

   General Electric Company                                                   9,400        676,800

  CONSUMER (32.5%)

   Bristol-Myers Squibb Company                                               4,500        386,438
   Coca-Cola Company                                                          2,000        148,500
   Gannett Company, Inc.                                                      8,000        491,000
   General Motors Corporation                                                 7,000        370,125
   Kroger Company                                                             6,000        224,250
   McDonald's Corporation                                                    10,500        473,812
   Pentos PLC                                                               160,000              0
   PepsiCo, Inc.                                                              5,000        279,375
   Premark International, Inc.                                                1,500         75,938
   Proctor & Gamble Company                                                   3,000        249,000
   Sara Lee Corporation                                                      10,000        320,000
   Sears, Roebuck & Company                                                   5,000        195,000
   Viacom, Inc. Class A                                                         688         31,820
   Viacom, Inc. Class B                                                      13,712        649,606
   Wal Mart Stores, Inc.                                                     17,000        378,250
                                                                                         ---------
                                                                                         4,273,114


See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1995


                                                                           Number of      Market
                                                                            Shares        Value
                                                                           ---------      ------
 COMMON STOCKS - Continued


  ENERGY (5.8%)

   Atlantic Richfield Company                                                 1,000    $ 110,750
   Mobil Corporation                                                          5,800      648,150
                                                                                       ---------
                                                                                         758,900

 FINANCIAL (16.4%)

   AFLAC, Inc.                                                                6,000      261,000
   Allstate Corporation                                                       2,635      108,364
   American Express Company                                                  16,000      662,000
   Equifax, Inc.                                                             11,000      235,125
   Great Western Financial Corporation                                        8,600      218,225
   Wells Fargo & Company                                                      3,100      669,600
                                                                                       ---------
                                                                                       2,154,314

 HEALTH CARE (11.9%)

   Columbia Healthcare Corporation                                            4,500      228,375
   Cordis Corporation                                                         4,000      402,000
   HealthSouth Corporation                                                    7,500      218,437
   Merck & Company, Inc.                                                     11,000      721,875
                                                                                       ---------
                                                                                       1,570,687

 HIGH GROWTH TECHNOLOGY (17.1%)

   Airtouch Communications, Inc.                                              7,000      196,875
   Computer Associates International                                          6,750      383,906
   Hewlett Packard Company                                                    3,500      293,125
   Intel Corporation                                                          5,000      283,750
   Microsoft Corporation                                                      2,000      175,500
   Motorola, Inc.                                                             4,500      256,500



See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1995


                                                                                      Number of            Market
                                                                                       Shares              Value
                                                                                     ---------             ------
 COMMON STOCKS - Continued

  HIGH GROWTH TECHNOLOGY (17.1%) - Continued

   Reuters Holdings PLC ADR                                                             7,000          $   385,875
   SCI Systems, Inc.                                                                    5,000              155,000
   3Com Corporation                                                                     2,500              116,563
                                                                                                       -----------
                                                                                                         2,247,094


  MISCELLANEOUS (3.1%)

   Minnesota Mining & Manufacturing Company                                             6,200              411,525



  UTILITIES (4.2%)

   Williams Companies, Inc.                                                             4,000              175,500

   Worldcom, Inc.                                                                      10,750              378,938
                                                                                                       -----------

                                                                                                           554,438
                                                                                                       -----------



 TOTAL COMMON STOCKS (100.4%)                                                                           13,200,097
                                                                                                       -----------


 TOTAL INVESTMENTS (100.4%)                                                                             13,200,097


 CASH AND RECEIVABLES LESS LIABILITIES (-0.4%)                                                             (48,266)
                                                                                                       -----------

 TOTAL VARIABLE ANNUITY CONTRACT
  OWNERS' EQUITY (100.0%)                                                                              $13,151,831
                                                                                                       ===========





See notes to financial statements.

SUPPLEMENTARY INFORMATION

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


Selected data for an accumulation unit outstanding throughout each year:

                                                                         Year Ended December 31
                                                      1995          1994          1993         1992          1991
                                                    -----------------------------------------------------------------
 Investment income                                  $      .13    $      .15    $      .14   $      .12    $      .13

 Expenses                                                  .07           .07           .06          .06           .05
                                                    ----------    ----------    ----------   ----------    ----------
 Net investment income                                     .06           .08           .08          .06           .08

 Net realized and unrealized
  gain (loss) on investments                              1.44          (.32)          .54         (.07)         1.22
                                                    ----------    ----------    ----------   ----------    ----------


 Net increase (decrease) in
  contract owners' equity                                 1.50          (.24)          .62         (.01)         1.30


 Net contract owners' equity:

  Beginning of year                                       5.41          5.65          5.03         5.04          3.74
                                                    ----------    ----------    ----------   ----------    ----------
  End of year                                       $     6.91    $     5.41    $     5.65   $     5.03    $     5.04
                                                    ==========    ==========    ==========   ==========    ==========


 Ratio of expenses to average
  contract owners' equity                                 1.21%         1.21%         1.22%        1.21%         1.21%


 Ratio of net investment income to
  average contract owners' equity                         0.89%         1.72%         1.39%        1.36%         1.91%

 Portfolio turnover                                        101%           70%           57%          35%           42%

 Number of accumulation units
  outstanding at end of year                         1,767,394     2,097,793     2,242,809    2,655,895     2,854,559





See notes to financial statements

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



                                                                           Year Ended December 31
                                                        1990          1989          1988         1987         1986
                                                    -----------------------------------------------------------------
 Investment income                                  $      .13    $      .12    $      .11   $      .10    $      .09

 Expenses                                                  .04           .04           .04          .04           .03
                                                    ----------    ----------    ----------   ----------    ----------
 Net investment income                                     .09           .08           .07          .06           .06

 Net realized and unrealized
  gain (loss) on investments                              (.16)          .64           .29         (.07)          .20
                                                    ----------    ----------    ----------   ----------    ----------


 Net increase (decrease) in
  contract owners' equity                                 (.07)          .72           .36         (.01)          .26


 Net contract owners' equity:

  Beginning of year                                       3.81          3.09          2.73         2.74          2.48
                                                    ----------    ----------    ----------   ----------    ----------


  End of year                                       $     3.74    $     3.81    $     3.09   $     2.73    $     2.74
                                                    ==========    ==========    ==========   ==========    ==========




 Ratio of expenses to average
  contract owners' equity                                 1.22%         1.21%         1.22%        1.24%         1.21%

 Ratio of net investment income to
  average contract owners' equity                         2.34%         2.36%         2.30%        1.80%         2.16%

 Portfolio turnover                                         58%          104%           65%          62%           48%

 Number of accumulation units
  outstanding at end of year                         3,031,469     3,667,660     4,191,222    5,182,071     6,035,935






See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Life Capital Corporation) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $1,798,019, $563,363, and $2,251,016 for the years ended December 31, 1995, 1994, and 1993, respectively. There were gross unrealized gains of $3,027,787 and gross unrealized losses of $218,696 at December 31, 1995. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1995 is shown below.

                                                                Year Ended December 31
                                                          1995           1994            1993
                                                       -----------------------------------------
 Cost of investments purchased                         $32,935,068    $36,509,262    $65,195,463

  Less:Short-term securities                            20,637,665     28,013,052     57,842,580
                                                       -----------    -----------    -----------
                                                       $12,297,403    $ 8,496,210    $ 7,352,883
                                                       ===========    ===========    ===========


 Proceeds from investments sold                        $34,650,485    $37,415,387    $67,188,589

  Less:Short-term securities                            21,336,918     27,713,432     58,091,202
                                                       -----------    -----------    -----------
                                                       $13,313,567    $ 9,701,955    $ 9,097,387
                                                       ===========    ===========    ===========


The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


 End of Month          Accumulation Unit Value                End of Month           Accumulation Unit Value
 ------------          -----------------------                ------------           -----------------------
 December 1968                 1.036279                       March 1991                    4.312244
 December 1969                 1.080379                       June                          4.243108
 December 1970                 1.030039                       September                     4.513598
 December 1971                 1.178612                       December                      5.036212
 December 1972                 1.403795                       March 1992                    4.735470
 December 1973                 1.126624                       June                          4.585274
 December 1974                  .863269                       September                     4.694884
 December 1975                 1.022844                       December                      5.028547
 December 1976                 1.156853                       March 1993                    5.208499
 December 1977                 1.064425                       June                          5.190340
 December 1978                 1.094150                       September                     5.441446
 December 1979                 1.219189                       December                      5.646864
 December 1980                 1.555258                       March 1994                    5.386379
 December 1981                 1.473246                       June                          5.274454
 December 1982                 1.812441                       September                     5.475394
 December 1983                 2.132092                       December                      5.410722
 December 1984                 2.029912                       January 1995                  5.439209
 December 1985                 2.480050                       February                      5.563510
 December 1986                 2.743444                       March                         5.656995
 December 1987                 2.734169                       April                         5.820245
 December 1988                 3.087892                       May                           6.083322
 March 1989                    3.263117                       June                          6.194660
 June                          3.506709                       July                          6.353995
 September                     3.841545                       August                        6.345809
 December                      3.812606                       September                     6.505252
 March 1990                    3.729963                       October                       6.641368
 June                          4.080042                       November                      6.888615
 September                     3.435225                       December                      6.908158
 December                      3.736441



Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.
The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1988, on the last valuation day of each quarter from March 1989 through December 1994, and on the last valuation day of each month of 1995. The results shown should not be considered as a representation of the results which may be realized in the future.





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